Severance And Facility Exiting Reserves (Summary Of Liabilities (Pre-Tax) Related To Closing Facilities And Employee Severamce) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item employee	Dec. 31, 2012 item employee	Dec. 31, 2011 employee item
Severance And Facility Exiting Reserves [Abstract]
Beginning Balance, Severance Number of Employees	63	79
Additions and adjustments, Severance Number of Employees	274	193
Utilization, Severance Number of Employees	(212)	(209)
Ending Balance, Severance, Number of Employees	125	63	79
Beginning Balance, Severance Liability	$ 7.3	$ 3.5
Additions and adjustments, Severance Liability	33.4	20.5
Utilization, Severance Liability	(23.0)	(16.7)
Ending Balance, Severance Liability	17.7	7.3	3.5
Beginning Balance, Facilities Number of Facilities	16	19
Additions and adjustments, Facilities Number of Facilities	3	5
Utilization, Facilities Number of Facilities	(3)	(8)
Ending Balance, Facilities Number Of Facilities	16	16	19
Beginning Balance, Facilities Liability	33.3	38.8	44.8
Addition and adjustments, Facilities Liability	3.7	3.4
Utilization, Facilities Liability	(9.2)	(9.4)
Ending Balance, Facilities Liability	33.3	38.8	44.8
Beginning Balance, Total Liability	46.1	48.3
Additions and adjustments, Total Liability	37.1	23.9
Utilization, Total Liability	(32.2)	(26.1)
Ending Balance, Total Liability	51.0	46.1	48.3
Provisions for severance	$ 36.9	$ 22.7	$ 13.1